Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases
Schedule of right-of-use assets

(in thousands)
Balance at January 1, 2022	$501
Additions	400
Depreciation charges	(277)
Foreign currency exchange difference	27
Balance at December 31, 2022	651
Additions	825
Depreciation charges	(662)
Foreign currency exchange difference	78
Balance at December 31, 2023	$892

Schedule of maturities of lease liabilities

(in thousands)
2024	$550
2025	442
2026	201
2027	—
Total lease commitments	1,193
Less: imputed lease interest	(162)
Total lease liabilities	$1,031
Current portion	$440
Non-current portion	$591